Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash
Cash for immediate withdrawal - in NIS	$ 247	$ 93
Cash for immediate withdrawal - in USD	1,238	9,102
Cash	$ 1,485	$ 9,195